Offerings	Sep. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.320% Fixed Rate/Floating Rate Notes due 2029
Amount Registered | shares	1,350,000,000
Maximum Aggregate Offering Price	$ 1,350,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 206,685.00
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.136% Fixed Rate/Floating Rate Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100.00
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240.00
Offering Note	See Offering Note 1